Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	PRAXIS FUNDS
Entity Central Index Key	0000912900
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000008547
Shareholder Report [Line Items]
Fund Name	Praxis Impact Bond Fund
Class Name	Class A
Trading Symbol	MIIAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Praxis Impact Bond Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.praxisinvests.com/resources/prospectuses-and-reports. You can also request this information by contacting us at (800) 977-2947.
Additional Information Phone Number	(800) 977-2947
Additional Information Website	https://www.praxisinvests.com/resources/prospectuses-and-reports
Expenses [Text Block]

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$46	0.91%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.91%
AssetsNet	$ 1,056,117,947
Holdings Count | Holding	527
Advisory Fees Paid, Amount	$ 1,745,804
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$1,056,117,947 Number of Portfolio Holdings527 Advisory Fee $1,745,804 Portfolio Turnover4%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	5.5%
Commercial Mortgage-Backed Securities	0.0%
Corporate Bonds	27.7%
Corporate Notes	0.9%
Foreign Governments	4.7%
Investment Companies	0.3%
Investment Purchased With The Cash Proceeds From Securities Lending	1.0%
Money Market Funds	2.7%
Municipal Bonds	1.0%
U.S. Government Agencies	56.2%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
FNMA, 0.875%, due 08/5/30	2.0%
FHLB, 5.500%, due 07/15/36	1.9%
FNMA, 5.625%, due 07/15/37	1.5%
FNMA, 6.625%, due 11/15/30	1.4%
FHLMC, 1.487%, due 11/25/30	1.3%
FNMA, 1.286%, due 01/25/31	1.3%
FHLMC, 3.000%, due 07/1/52	1.3%
FNMA, 3.500%, due 05/1/52	1.2%
FHLB, 3.250%, due 11/16/28	1.2%
FNMA, 4.000%, due 09/1/52	1.1%

Material Fund Change [Text Block]	No material changes occurred during the period ended June 30, 2025.
C000035282
Shareholder Report [Line Items]
Fund Name	Praxis Impact Bond Fund
Class Name	Class I
Trading Symbol	MIIIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Praxis Impact Bond Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.praxisinvests.com/resources/prospectuses-and-reports. You can also request this information by contacting us at (800) 977-2947.
Additional Information Phone Number	(800) 977-2947
Additional Information Website	https://www.praxisinvests.com/resources/prospectuses-and-reports
Expenses [Text Block]

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$23	0.46%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.46%
AssetsNet	$ 1,056,117,947
Holdings Count | Holding	527
Advisory Fees Paid, Amount	$ 1,745,804
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$1,056,117,947 Number of Portfolio Holdings527 Advisory Fee $1,745,804 Portfolio Turnover4%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	5.5%
Commercial Mortgage-Backed Securities	0.0%
Corporate Bonds	27.7%
Corporate Notes	0.9%
Foreign Governments	4.7%
Investment Companies	0.3%
Investment Purchased With The Cash Proceeds From Securities Lending	1.0%
Money Market Funds	2.7%
Municipal Bonds	1.0%
U.S. Government Agencies	56.2%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
FNMA, 0.875%, due 08/5/30	2.0%
FHLB, 5.500%, due 07/15/36	1.9%
FNMA, 5.625%, due 07/15/37	1.5%
FNMA, 6.625%, due 11/15/30	1.4%
FHLMC, 1.487%, due 11/25/30	1.3%
FNMA, 1.286%, due 01/25/31	1.3%
FHLMC, 3.000%, due 07/1/52	1.3%
FNMA, 3.500%, due 05/1/52	1.2%
FHLB, 3.250%, due 11/16/28	1.2%
FNMA, 4.000%, due 09/1/52	1.1%

Material Fund Change [Text Block]	No material changes occurred during the period ended June 30, 2025.
C000008549
Shareholder Report [Line Items]
Fund Name	Praxis International Index Fund
Class Name	Class A
Trading Symbol	MPLAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Praxis International Index Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.praxisinvests.com/resources/prospectuses-and-reports. You can also request this information by contacting us at (800) 977-2947.
Additional Information Phone Number	(800) 977-2947
Additional Information Website	https://www.praxisinvests.com/resources/prospectuses-and-reports
Expenses [Text Block]

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$61	1.14%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.14%
AssetsNet	$ 497,484,735
Holdings Count | Holding	454
Advisory Fees Paid, Amount	$ 942,176
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$497,484,735 Number of Portfolio Holdings454 Advisory Fee $942,176 Portfolio Turnover9%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	87.8%
Corporate Notes	0.8%
Investment Purchased With The Cash Proceeds From Securities Lending	11.3%
Money Market Funds	0.1%

Common Stocks Country Weighting (% of net assets)

Value	Value
South Korea	4.0%
Australia	4.4%
Germany	5.0%
India	5.1%
Switzerland	5.2%
France	6.3%
Taiwan	7.0%
Canada	7.3%
United Kingdom	7.9%
Japan	15.1%
Other Country	31.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	5.0%
ICICI Bank Ltd. - ADR	1.7%
Samsung Electronics Co. Ltd.	1.5%
Tencent Holdings Ltd. - ADR	1.5%
HDFC Bank Ltd. - ADR	1.4%
Chunghwa Telecom Co. Ltd. - ADR	1.3%
Infosys Ltd. - ADR	1.1%
ASML Holding N.V.	1.1%
Schneider Electric SE	1.0%
Wipro Ltd. - ADR	0.9%

Material Fund Change [Text Block]	No material changes occurred during the period ended June 30, 2025.
C000035283
Shareholder Report [Line Items]
Fund Name	Praxis International Index Fund
Class Name	Class I
Trading Symbol	MPLIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Praxis International Index Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.praxisinvests.com/resources/prospectuses-and-reports. You can also request this information by contacting us at (800) 977-2947.
Additional Information Phone Number	(800) 977-2947
Additional Information Website	https://www.praxisinvests.com/resources/prospectuses-and-reports
Expenses [Text Block]

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$30	0.55%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.55%
AssetsNet	$ 497,484,735
Holdings Count | Holding	454
Advisory Fees Paid, Amount	$ 942,176
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$497,484,735 Number of Portfolio Holdings454 Advisory Fee $942,176 Portfolio Turnover9%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	87.8%
Corporate Notes	0.8%
Investment Purchased With The Cash Proceeds From Securities Lending	11.3%
Money Market Funds	0.1%

Common Stocks Country Weighting (% of net assets)

Value	Value
South Korea	4.0%
Australia	4.4%
Germany	5.0%
India	5.1%
Switzerland	5.2%
France	6.3%
Taiwan	7.0%
Canada	7.3%
United Kingdom	7.9%
Japan	15.1%
Other Country	31.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	5.0%
ICICI Bank Ltd. - ADR	1.7%
Samsung Electronics Co. Ltd.	1.5%
Tencent Holdings Ltd. - ADR	1.5%
HDFC Bank Ltd. - ADR	1.4%
Chunghwa Telecom Co. Ltd. - ADR	1.3%
Infosys Ltd. - ADR	1.1%
ASML Holding N.V.	1.1%
Schneider Electric SE	1.0%
Wipro Ltd. - ADR	0.9%

Material Fund Change [Text Block]	No material changes occurred during the period ended June 30, 2025.
C000008551
Shareholder Report [Line Items]
Fund Name	Praxis Value Index Fund
Class Name	Class A
Trading Symbol	MVIAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Praxis Value Index Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.praxisinvests.com/resources/prospectuses-and-reports. You can also request this information by contacting us at (800) 977-2947.
Additional Information Phone Number	(800) 977-2947
Additional Information Website	https://www.praxisinvests.com/resources/prospectuses-and-reports
Expenses [Text Block]

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$39	0.76%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.76%
AssetsNet	$ 493,491,907
Holdings Count | Holding	287
Advisory Fees Paid, Amount	$ 583,506
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$493,491,907 Number of Portfolio Holdings287 Advisory Fee $583,506 Portfolio Turnover13%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	96.5%
Corporate Notes	0.9%
Investment Purchased With The Cash Proceeds From Securities Lending	2.4%
Money Market Funds	0.2%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
JPMorgan Chase & Co.	4.2%
Walmart, Inc.	2.3%
Procter & Gamble Co. (The)	2.0%
AbbVie, Inc.	1.7%
Bank of America Corp.	1.7%
Oracle Corp.	1.7%
Home Depot, Inc. (The)	1.6%
Johnson & Johnson	1.5%
Coca-Cola Co. (The)	1.4%
Cisco Systems, Inc.	1.4%

Material Fund Change [Text Block]	No material changes occurred during the period ended June 30, 2025.
C000035284
Shareholder Report [Line Items]
Fund Name	Praxis Value Index Fund
Class Name	Class I
Trading Symbol	MVIIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Praxis Value Index Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.praxisinvests.com/resources/prospectuses-and-reports. You can also request this information by contacting us at (800) 977-2947.
Additional Information Phone Number	(800) 977-2947
Additional Information Website	https://www.praxisinvests.com/resources/prospectuses-and-reports
Expenses [Text Block]

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$18	0.36%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.36%
AssetsNet	$ 493,491,907
Holdings Count | Holding	287
Advisory Fees Paid, Amount	$ 583,506
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$493,491,907 Number of Portfolio Holdings287 Advisory Fee $583,506 Portfolio Turnover13%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	96.5%
Corporate Notes	0.9%
Investment Purchased With The Cash Proceeds From Securities Lending	2.4%
Money Market Funds	0.2%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
JPMorgan Chase & Co.	4.2%
Walmart, Inc.	2.3%
Procter & Gamble Co. (The)	2.0%
AbbVie, Inc.	1.7%
Bank of America Corp.	1.7%
Oracle Corp.	1.7%
Home Depot, Inc. (The)	1.6%
Johnson & Johnson	1.5%
Coca-Cola Co. (The)	1.4%
Cisco Systems, Inc.	1.4%

Material Fund Change [Text Block]	No material changes occurred during the period ended June 30, 2025.
C000047793
Shareholder Report [Line Items]
Fund Name	Praxis Growth Index Fund
Class Name	Class A
Trading Symbol	MGNDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Praxis Growth Index Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.praxisinvests.com/resources/prospectuses-and-reports. You can also request this information by contacting us at (800) 977-2947.
Additional Information Phone Number	(800) 977-2947
Additional Information Website	https://www.praxisinvests.com/resources/prospectuses-and-reports
Expenses [Text Block]

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$33	0.65%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%
AssetsNet	$ 672,189,137
Holdings Count | Holding	168
Advisory Fees Paid, Amount	$ 733,054
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$672,189,137 Number of Portfolio Holdings168 Advisory Fee $733,054 Portfolio Turnover10%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.3%
Corporate Notes	0.9%
Investment Purchased With The Cash Proceeds From Securities Lending	0.7%
Money Market Funds	0.1%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
NVIDIA Corp.	12.1%
Apple, Inc.	10.6%
Microsoft Corp.	9.5%
Amazon.com, Inc.	5.7%
Meta Platforms, Inc. - Class A	5.0%
Broadcom, Inc.	4.4%
Alphabet, Inc. - Class A	3.3%
Tesla, Inc.	2.8%
Alphabet, Inc. - Class C	2.6%
Eli Lilly & Co.	2.4%

Material Fund Change [Text Block]	No material changes occurred during the period ended June 30, 2025.
C000047795
Shareholder Report [Line Items]
Fund Name	Praxis Growth Index Fund
Class Name	Class I
Trading Symbol	MMDEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Praxis Growth Index Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.praxisinvests.com/resources/prospectuses-and-reports. You can also request this information by contacting us at (800) 977-2947.
Additional Information Phone Number	(800) 977-2947
Additional Information Website	https://www.praxisinvests.com/resources/prospectuses-and-reports
Expenses [Text Block]

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$17	0.34%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.34%
AssetsNet	$ 672,189,137
Holdings Count | Holding	168
Advisory Fees Paid, Amount	$ 733,054
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$672,189,137 Number of Portfolio Holdings168 Advisory Fee $733,054 Portfolio Turnover10%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.3%
Corporate Notes	0.9%
Investment Purchased With The Cash Proceeds From Securities Lending	0.7%
Money Market Funds	0.1%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
NVIDIA Corp.	12.1%
Apple, Inc.	10.6%
Microsoft Corp.	9.5%
Amazon.com, Inc.	5.7%
Meta Platforms, Inc. - Class A	5.0%
Broadcom, Inc.	4.4%
Alphabet, Inc. - Class A	3.3%
Tesla, Inc.	2.8%
Alphabet, Inc. - Class C	2.6%
Eli Lilly & Co.	2.4%

Material Fund Change [Text Block]	No material changes occurred during the period ended June 30, 2025.
C000047796
Shareholder Report [Line Items]
Fund Name	Praxis Small Cap Index Fund
Class Name	Class A
Trading Symbol	MMSCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Praxis Small Cap Index Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.praxisinvests.com/resources/prospectuses-and-reports. You can also request this information by contacting us at (800) 977-2947.
Additional Information Phone Number	(800) 977-2947
Additional Information Website	https://www.praxisinvests.com/resources/prospectuses-and-reports
Expenses [Text Block]

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$52	1.06%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.06%
AssetsNet	$ 186,674,704
Holdings Count | Holding	661
Advisory Fees Paid, Amount	$ 266,120
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$186,674,704 Number of Portfolio Holdings661 Advisory Fee $266,120 Portfolio Turnover21%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	83.4%
Corporate Notes	0.7%
Investment Purchased With The Cash Proceeds From Securities Lending	15.2%
Money Market Funds	0.7%
Rights	0.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Liberty Media Corp. - Liberty Formula One - Series C	0.7%
Expand Energy Corp.	0.6%
SPX Technologies, Inc.	0.6%
Franklin Resources, Inc.	0.5%
NRG Energy, Inc.	0.5%
Sanmina Corp.	0.4%
Balchem Corp.	0.4%
Smurfit WestRock plc	0.4%
UGI Corp.	0.4%
Rexford Industrial Realty, Inc.	0.4%

Material Fund Change [Text Block]	No material changes occurred during the period ended June 30, 2025.
C000047798
Shareholder Report [Line Items]
Fund Name	Praxis Small Cap Index Fund
Class Name	Class I
Trading Symbol	MMSIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Praxis Small Cap Index Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.praxisinvests.com/resources/prospectuses-and-reports. You can also request this information by contacting us at (800) 977-2947.
Additional Information Phone Number	(800) 977-2947
Additional Information Website	https://www.praxisinvests.com/resources/prospectuses-and-reports
Expenses [Text Block]

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$21	0.42%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.42%
AssetsNet	$ 186,674,704
Holdings Count | Holding	661
Advisory Fees Paid, Amount	$ 266,120
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$186,674,704 Number of Portfolio Holdings661 Advisory Fee $266,120 Portfolio Turnover21%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	83.4%
Corporate Notes	0.7%
Investment Purchased With The Cash Proceeds From Securities Lending	15.2%
Money Market Funds	0.7%
Rights	0.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Liberty Media Corp. - Liberty Formula One - Series C	0.7%
Expand Energy Corp.	0.6%
SPX Technologies, Inc.	0.6%
Franklin Resources, Inc.	0.5%
NRG Energy, Inc.	0.5%
Sanmina Corp.	0.4%
Balchem Corp.	0.4%
Smurfit WestRock plc	0.4%
UGI Corp.	0.4%
Rexford Industrial Realty, Inc.	0.4%

Material Fund Change [Text Block]	No material changes occurred during the period ended June 30, 2025.
C000080567
Shareholder Report [Line Items]
Fund Name	Praxis Genesis Conservative Portfolio
Class Name	Class A
Trading Symbol	MCONX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Praxis Genesis Conservative Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.praxisinvests.com/resources/prospectuses-and-reports. You can also request this information by contacting us at (800) 977-2947.
Additional Information Phone Number	(800) 977-2947
Additional Information Website	https://www.praxisinvests.com/resources/prospectuses-and-reports
Expenses [Text Block]

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$31	0.61%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.61%
AssetsNet	$ 24,393,370
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 5,962
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$24,393,370 Number of Portfolio Holdings6 Advisory Fee $5,962 Portfolio Turnover5%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Affiliated Mutual Funds	100.0%
Money Market Funds	0.0%

Largest Holdings [Text Block]

Top Holdings (% of net assets)

Holding Name	% of Net Assets
Praxis Impact Bond Fund - Class I	69.5%
Praxis Growth Index Fund - Class I	9.4%
Praxis Value Index Fund - Class I	9.3%
Praxis International Index Fund - Class I	9.1%
Praxis Small Cap Index Fund - Class I	2.5%

Material Fund Change [Text Block]	No material changes occurred during the period ended June 30, 2025.
C000080568
Shareholder Report [Line Items]
Fund Name	Praxis Genesis Balanced Portfolio
Class Name	Class A
Trading Symbol	MBAPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Praxis Genesis Balanced Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.praxisinvests.com/resources/prospectuses-and-reports. You can also request this information by contacting us at (800) 977-2947.
Additional Information Phone Number	(800) 977-2947
Additional Information Website	https://www.praxisinvests.com/resources/prospectuses-and-reports
Expenses [Text Block]

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$24	0.47%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.47%
AssetsNet	$ 99,299,435
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 23,517
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$99,299,435 Number of Portfolio Holdings6 Advisory Fee $23,517 Portfolio Turnover7%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Affiliated Mutual Funds	100.0%
Money Market Funds	0.0%

Largest Holdings [Text Block]

Top Holdings (% of net assets)

Holding Name	% of Net Assets
Praxis Impact Bond Fund - Class I	39.6%
Praxis International Index Fund - Class I	18.1%
Praxis Growth Index Fund - Class I	16.2%
Praxis Value Index Fund - Class I	16.0%
Praxis Small Cap Index Fund - Class I	10.0%

Material Fund Change [Text Block]	No material changes occurred during the period ended June 30, 2025.
C000080569
Shareholder Report [Line Items]
Fund Name	Praxis Genesis Growth Portfolio
Class Name	Class A
Trading Symbol	MGAFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Praxis Genesis Growth Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.praxisinvests.com/resources/prospectuses-and-reports. You can also request this information by contacting us at (800) 977-2947.
Additional Information Phone Number	(800) 977-2947
Additional Information Website	https://www.praxisinvests.com/resources/prospectuses-and-reports
Expenses [Text Block]

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$25	0.49%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.49%
AssetsNet	$ 118,072,462
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 27,929
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$118,072,462 Number of Portfolio Holdings6 Advisory Fee $27,929 Portfolio Turnover6%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Affiliated Mutual Funds	100.0%
Money Market Funds	0.0%

Largest Holdings [Text Block]

Top Holdings (% of net assets)

Holding Name	% of Net Assets
Praxis International Index Fund - Class I	24.0%
Praxis Growth Index Fund - Class I	20.7%
Praxis Value Index Fund - Class I	20.5%
Praxis Impact Bond Fund - Class I	19.7%
Praxis Small Cap Index Fund - Class I	15.0%

Material Fund Change [Text Block]	No material changes occurred during the period ended June 30, 2025.